Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 7,331	$ 7,409	$ 6,835
Other financial information:
Proportional Modified EBITDA of equity-method investments	699	431	209
Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,135	3,888	2,914
Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,196	3,521	3,921
Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(609)	(1,111)	(1,108)
Other financial information:
Proportional Modified EBITDA of equity-method investments	15	7	0
Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(37)	(17)	(11)
Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(572)	(1,094)	(1,097)
Central [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,261	666	0
Central [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	0
Central [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,287	678	0
Other financial information:
Proportional Modified EBITDA of equity-method investments	36	25	0
Central [Member] | Operating Segments [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,287	678	0
Central [Member] | Operating Segments [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	0
Central [Member] | Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(26)	(12)	0
Central [Member] | Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	0
Northeast G And P [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	803	549	335
Northeast G And P [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	109	225	166
Northeast G And P [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	937	780	501
Other financial information:
Proportional Modified EBITDA of equity-method investments	349	198	15
Northeast G And P [Member] | Operating Segments [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	810	550	335
Northeast G And P [Member] | Operating Segments [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	127	230	166
Northeast G And P [Member] | Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(7)	(1)	0
Northeast G And P [Member] | Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(18)	(5)	0
Atlantic Gulf [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,877	1,497	1,414
Atlantic Gulf [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	287	499	830
Atlantic Gulf [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,344	2,354	2,349
Other financial information:
Proportional Modified EBITDA of equity-method investments	257	151	144
Atlantic Gulf [Member] | Operating Segments [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,881	1,501	1,424
Atlantic Gulf [Member] | Operating Segments [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	463	853	925
Atlantic Gulf [Member] | Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(4)	(4)	(10)
Atlantic Gulf [Member] | Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(176)	(354)	(95)
West [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,055	1,050	1,053
West [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	36	70	64
West [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,312	1,596	1,826
Other financial information:
Proportional Modified EBITDA of equity-method investments	0	0	0
West [Member] | Operating Segments [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,055	1,050	1,054
West [Member] | Operating Segments [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	257	546	772
West [Member] | Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	(1)
West [Member] | Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(221)	(476)	(708)
NGL And Petchem Services [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	139	126	112
NGL And Petchem Services [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,764	2,727	2,861
NGL And Petchem Services [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,060	3,112	3,267
Other financial information:
Proportional Modified EBITDA of equity-method investments	42	50	50
NGL And Petchem Services [Member] | Operating Segments [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	139	126	112
NGL And Petchem Services [Member] | Operating Segments [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,921	2,986	3,155
NGL And Petchem Services [Member] | Eliminations [Member] | Service [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	0
NGL And Petchem Services [Member] | Eliminations [Member] | Product [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (157)	$ (259)	$ (294)